Quarterly Financial Data (Unaudited) (Notes)	12 Months Ended
Dec. 28, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)	Quarterly Financial Data (Unaudited)
Our quarterly financial data for 2019 and 2018 is summarized as follows:

	2019 Quarters
	Fourth	Third	Second	First
	(in millions, except per share data)
Net sales	$6,536	$6,076	$6,406	$5,959
Gross profit	2,107	1,947	2,082	2,011
Net income/(loss)	183	898	448	404
Net income/(loss) attributable to common shareholders	182	899	449	405
Per share data applicable to common shareholders:
Basic earnings/(loss)	0.15	0.74	0.37	0.33
Diluted earnings/(loss)	0.15	0.74	0.37	0.33

	2018 Quarters
	Fourth	Third	Second	First
	(in millions, except per share data)
Net sales	$6,891	$6,383	$6,690	$6,304
Gross profit	2,216	2,094	2,347	2,264
Net income/(loss)	(12,628)	618	753	1,003
Net income/(loss) attributable to common shareholders	(12,568)	619	754	1,003
Per share data applicable to common shareholders:
Basic earnings/(loss)	(10.30)	0.51	0.62	0.82
Diluted earnings/(loss)	(10.30)	0.50	0.62	0.82